Contract assets	12 Months Ended
Dec. 31, 2024
Contract assets
Contract assets
(14)	Contract assets

Short term contract assets relate to contractual obligations from contract fractionation agreements entered into by Biotest AG. The resulting performance obligations are generally fulfilled by Biotest over a period of up to 12 months. Receivables from this business, which usually have a due date of between 90 and 120 days, are recognized when the right to receive the consideration becomes unconditional. This is the case when the biological drugs produced from the blood plasma provided by the customer are delivered to the customer. These are service transactions that are valued at the corresponding costs of sales incurred plus profit margin, if it can be estimated.

Details of short term contract assets at 31 December 2024 and 2023 are as follows:

	Thousands of Euros
	31/12/2024	31/12/2023
Contract assets (gross)	36,074	47,839
Allowances for expected credit losses	(96)	(88)
Contract assets (net)	35,978	47,751

Default risks are accounted for by making value adjustments to the contract assets. The allowance for expected credit losses is calculated as the difference between the nominal amount of the contract assets and the estimated recoverable amount.

Movement in allowance for expected credit losses corresponding to contract assets is included in note 30.